Pension and Other Postretirement Benefits, Net Loss and Prior Service Cost Balances in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	$ 1,035	$ 896
Prior service cost (credit)	10	14
Total amount recognized	1,045	910
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	(3)	(12)
Prior service cost (credit)	(27)	(4)
Total amount recognized	$ (30)	$ (16)